Investment Objectives and Goals - iShares Future Robotics and Related Technologies Active ETF	Oct. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES FUTURE ROBOTICS AND RELATED TECHNOLOGIES ACTIVE ETF Ticker: RBTX Stock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Future Robotics and Related Technologies Active ETF (the “Fund”) seeks to maximize total return.